  Defiance Daily Target 2X Long RKT ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 41.2%
Money Market Funds - 5.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	55,809	$55,809

U.S. Treasury Bills - 36.1%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	400,000	399,040

TOTAL SHORT-TERM INVESTMENTS (Cost $454,753)		454,849

TOTAL INVESTMENTS - 41.2% (Cost $454,753)		$454,849
Other Assets in Excess of Liabilities - 58.8%		648,365
TOTAL NET ASSETS - 100.0%		$1,103,214

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long RKT ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (10.5)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rocket Cos., Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination(c)	02/22/2028	$415,457	$(17,502)
Rocket Cos., Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.00%	Termination(e)	09/08/2028	277,286	(11,947)
Rocket Cos., Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 8.00%	Termination(c)	06/01/2033	361,200	(35,689)
Rocket Cos., Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(d)	01/12/2029	448,920	1,085
Rocket Cos., Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.0%	Termination(a)	01/31/2033	332,820	(31,122)
Rocket Cos., Inc.	Nomura Securities International, Inc.	Receive	OBFR + 9.00%	Termination(b)	03/31/2033	366,360	(21,061)
							(116,236)

Net Unrealized Appreciation (Depreciation)							(116,236)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.